CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Share capital [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive income (loss) [Member]	Treasury shares [Member]	Retained earnings [Member]	Non-controlling interest [Member]
Balance at Dec. 31, 2012	$ 85,129	$ 2,790	$ 64,410	$ (897)	$ (2,088)	$ 18,111	$ 2,803
Balance, shares at Dec. 31, 2012		9,073,043
Comprehensive income (loss)	2,428			$ 468		$ 2,802	$ (842)
Share based compensation	3		$ 3
Exercise of options	$ 43	$ 2	41
Exercise of options, shares	6,666	6,666
Balance at Dec. 31, 2013	$ 87,603	$ 2,792	$ 64,454	$ (429)	$ (2,088)	$ 20,913	$ 1,961
Balance, shares at Dec. 31, 2013		9,079,709
Comprehensive income (loss)	1,861			$ 429		$ 1,432
Share based compensation	$ 38		$ 38
Exercise of options		$ 1	$ (1)
Exercise of options, shares	85,000	3,108
Dividend distributed	$ (2,000)					$ (2,000)
Sale of subsidiary	(1,961)						$ (1,961)
Balance at Dec. 31, 2014	85,541	$ 2,793	$ 64,491		$ (2,088)	$ 20,345
Balance, shares at Dec. 31, 2014		9,082,817
Comprehensive income (loss)	5,845			$ (4)		$ 5,849
Share based compensation	$ 38		$ 38
Exercise of options, shares
Balance at Dec. 31, 2015	$ 91,424	$ 2,793	$ 64,529	$ (4)	$ (2,088)	$ 26,194
Balance, shares at Dec. 31, 2015		9,082,817